Long-term Investments	12 Months Ended
Dec. 31, 2018
Text Block [Abstract]
Long-term Investments
9.	LONG-TERM INVESTMENTS

The Company’s long-term investments consists of:

Cost method equity investments

The carrying amount of the Company’s cost method equity investments was RMB141,534,200 and RMB241,534,200 (US$35,129,692) as of December 31, 2017 and 2018, respectively. No impairment loss had been recognized during the years ended December 31, 2016, 2017 and 2018.

Available-for-sale debt securities

The carrying amount of the Company’s available-for-sale debt securities was RMB49,468,402 and RMB50,564,859 (US$7,354,354) as of December 31, 2017 and 2018, respectively. The unrealized loss for available-for-sale debt securities was RMB nil, and RMB531,598 for the years ended December 31, 2016 and 2017, respectively, the unrealized gain for available-for-sale debt securities was RMB564,859 (US$82,155) for the year ended December 31, 2018. No impairment loss had been recognized during the years ended December 31, 2016, 2017 and 2018.